Summary of Significant Accounting Policies (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Recurring [Member] | Level 1 [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Cash and cash equivalents held in Trust Account	$ 28,376,781	$ 28,508,214